Short-term Credit and Current Maturities of Long-term Debt (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Short-term Debt [Line Items]
Short-term credit and current maturities of long-term debt	$ 1,818	$ 5,105
NIS - linked to the Prime rate [Member]
Short-term Debt [Line Items]
Short-term credit and current maturities of long-term debt	1,469	3,774
Annual interest rate, minimum	5.75%
Annual interest rate, maximum	6.75%
In U.S. Dollars [Member]
Short-term Debt [Line Items]
Short-term credit and current maturities of long-term debt	110	110
Annual interest rate, minimum	3.81%
Annual interest rate, maximum	4.41%
Current Maturities Of Long-Term Debt From Banks [Member]
Short-term Debt [Line Items]
Short-term credit and current maturities of long-term debt	$ 239	$ 1,221